FORM N-SAR
                               SEMI-ANNUAL REPORT
                      FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:               (a)
             or fiscal year ending:  12/31/96     (b)

Is this an amendment to a previous filing? (Y/N):                           N
                                                                          -----
                                                                           Y/N

Those items or sub-items with a box "/ /" after the item number should be completed only if the answer has changed from the previous filing on this form.
-------------------------------------------------------------------------------

1. A. Registrant Name:   Equitable Life Insurance Co of Iowa
                           Separate Account A

   B. File Number:  811-8524

   C. Telephone Number:  515-245-6911

2. A. Street:  604 Locust Street

   B. City: Des Moines       C. State: IA     D. Zip Code: 50309  Zip Ext: 3705

   E. Foreign Country                              Foreign Postal Code:

3. Is this the first filing on this form by Registrant?  (Y/N) ---------    N
                                                                          -----
                                                                           Y/N

4. Is this the last filing on this form by Registrant?  (Y/N) ----------    N
                                                                          -----
                                                                           Y/N

5. Is Registrant a small business investment company (SBIC)?  (Y/N) -----   N
   [If answer is "Y" (Yes), complete only items 89 through 110.]          -----
                                                                           Y/N

6. Is Registrant a unit investment trust (UIT)?   (Y/N) ----------------    Y
   [If answer is "Y" (Yes), complete only items 111 through 132.]         -----
                                                                           Y/N

7. A. Is Registrant a series or multiple portfolio company?   (Y/N) ----
      [If answer is "N" (No), go to item 8.]                              -----
                                                                           Y/N

   B. How many separate series or portfolios did Registrant have at the end of the period? ----------------------------------------
                                                                          -----





                                                 ------------------------------
For period ending     12/31/96                   If filing more than one
                    ------------                 Page 50,  "X" box:      / /
File number 811-      8524                       ------------------------------
                    ------------


123.   / /   State the total value of the additional
              units considered in answering item 122
              ($000's omitted)                                 $         0
                               ----------------------------         -----------

124.   / /   State the total value of units of prior
              series that were placed in the portfolios
              of subsequent series during the current
              period (the value of these units is to
              be measured on the date they were placed
              in the subsequent series) ($000's omitted)       $         0
                                                         --         -----------

125.   / /   State the total dollar amount of sales
              loads collected (before reallowances to
              other brokers or dealers) by Registrant's
              principal underwriter and any underwriter
              which is an affiliated person of the
              principal underwriter during the current
              period solely from the sale of units of all
              series of Registrant($000's omitted)             $         0
                                                   --------         -----------

126.  Of the amount shown in item 125, state the total
       dollar amount of sales loads collected from
       secondary market operations in Registrant's units
       (include the sales loads, if any, collected
       on units of a prior series placed in the portfolio
       of a subsequent series). ($000's omitted)               $         0
                                                 ----------         -----------


127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):




                                                                      Total
                                            Number                    Income
                                              of       Total          Distri-
                                            Series     Assets         butions
                                            Invest-    ($000's        ($000's
                                              ing      omitted)       omitted)
                                            ------    ----------     ----------
A.  U.S. Treasury direct issue ________     _______  $__________    $__________

B.  U.S. Government agency ____________     _______  $__________    $__________

C.  State and municipal tax-free ______     _______  $__________    $__________

D.  Public utility debt _______________     _______  $__________    $__________

E.  Brokers or dealers debt or debt
     of brokers' or dealers' parent____     _______  $__________    $__________

F.  All other corporate intermed. &
     long-term debt ___________________     _______  $__________    $__________

G.  All other corporate short-term
     debt _____________________________     _______  $__________    $__________

H.  Equity securities of brokers or
     dealers or parents of brokers
     or dealers _______________________     _______  $__________    $__________

I.  Investment company equity                        $
     securities _______________________     _______   __________    $__________

                                               1     $  343,834
J.  All other equity securities _______     _______   __________    $__________

K.  Other securities __________________     _______  $__________    $__________
                                            -------   ----------
L.  Total assets of all series of              1     $  343,834
     Registrant                             -------   ----------


















                                                 ------------------------------
For period ending     12/31/96                    If filing more than one
                    ------------                  Page 51,  "X" box:      / /
File number 811-      8524                       ------------------------------
                    ------------

128.   / /   Is the timely payment of principal and interest
              on any of the portfolio securities held by any
              of Registrant's series at the end of the current
              period insured or guaranteed by an entity other
              than the issuer?  (Y/N) ----------------------------      -------
                                                                          Y/N
              [If the answer is "N" (No), go to item 131.]

129.   / /   Is the issuer of any instrument covered in item
              128 delinquent or in default as to payment of
              principal or interest at the end of the current
              period?   (Y/N) ------------------------------------      -------
                                                                          Y/N
              [If the answer is "N" (No), go to item 131.]

130.   / /   In computations of NAV or offering price per
              unit, is any part of the value attributed to
              instruments identified in item 129 derived
              from insurance or guarantees?  (Y/N) ---------------      -------
                                                                          Y/N

131.         Total expenses incurred by all series of
              Registrant during the current reporting
              period ($000's omitted) ----------------------------     $  2,557
                                                                        -------

132.   / /   List of "811" (Investment Company Act of 1940)
              registration number for all Series of Registrant
              that are being included in this filing:

             811- ------   811- ------   811- ------   811- ------   811- -----
             811- ------   811- ------   811- ------   811- ------   811- -----
             811- ------   811- ------   811- ------   811- ------   811- -----
             811- ------   811- ------   811- ------   811- ------   811- -----
             811- ------   811- ------   811- ------   811- ------   811- -----
             811- ------   811- ------   811- ------   811- ------   811- -----
             811- ------   811- ------   811- ------   811- ------   811- -----
             811- ------   811- ------   811- ------   811- ------   811- -----
             811- ------   811- ------   811- ------   811- ------   811- -----










This report is signed on behalf of the registrant (or depositor or trustee) in the City of Des Moines and State of Iowa on the 27th day of February 1997.

                                             ----------------------------------
                                             Equitable Life Insurance Company
                                             of Iowa Separate Account A

Witness: /s/Michellen A. Wildin          By: /s/David A. Terwilliger
         ----------------------              -----------------------
         Michellen A. Wildin                 David A. Terwilliger
         Director of Financial               Vice President and
           Reporting                           Controller